SCHEDULE OF WEIGHTED AVERAGE DISCOUNT RATES OF LEASES (Details)	Jun. 30, 2024	Dec. 31, 2023
Leases
Operating leases weighted-average discount rates	5.00%	5.00%
Finance leases weighted-average discount rates	6.60%	7.00%